DISCONTINUED OPERATIONS (Details) - USD ($)	6 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Total Current assets	$ 28,763,677	$ 2,851,711
Total assets	33,438,196	7,728,826
Total Current liabilities	3,289,737	2,560,381
Discontinued Operations [Member]
Consideration	1,281
Cash and cash equivalents	88,536	602,463
Accounts receivable, net	11,502	11,360
Prepaid expenses and other current assets	845,224	394,458
Total Current assets		1,008,281
Property, plant and equipment, net	2,311	12,596
Other assets	9,881
Total assets		12,596
Other payables and accrued liabilities	(1,008,094)	(114,306)
Income tax payable	(12)
Total Current liabilities		$ 114,306
Net assets of discontinued operations	(50,652)
Non-controlling interest of discontinued operations	0
Less: net assets of discontinued business contributable to the Company	(50,652)
Foreign exchange gain	(80)
Gain on disposal of discontinued business	$ 51,853